Consolidated statements of changes in shareholders equity - ARS ($) $ in Millions		Total	Subscribed capital [member]	Adjustment to contributions [member]	Treasury shares [Member]	Adjustment to treasury shares [member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member]	Share trading premium [member]	Issuance premiums [member]	Shareholders' contribution [member]	Legal reserve [member]	Future dividends [member]	Investments [member]	Purchase of treasury shares [member]	Other comprehensive income [member]		Retained earnings [member]	Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balance at the beginning of the fiscal year at Dec. 31, 2018		$ 362,357	$ 3,923	$ 6,084	$ 10	$ 17	$ 115	$ 11	$ (282)	$ 640	$ 10,518	$ 2,007	$ 0	$ 11,020	$ 220	$ 297,120		$ 38,315	$ 359,200	$ 3,157
Accrual of share-based benefit plans	[1]	493					493				493								493
Repurchase of treasury shares		(280)	(4)	(6)	4	6	0	(280)			(280)								(280)
Settlement of share-based benefit plans	[2]	(159)	5	7	(5)	(7)	(491)	446	(114)		(159)								(159)
As decided by the Shareholders' Meeting on April 30, 2021 for December 31, 2021, April 30, 2020 for December 31, 2020 and April 26, 2019 for December 31, 2019													4,800	33,235	280			(38,315)
As decided by the Board of Directors on June 27, 2019 for December 31, 2019		(2,300)											(2,300)						(2,300)
Other comprehensive income		221,367														219,666			219,666	1,701
Net (loss) profit		(33,379)																(34,071)	(34,071)	692
Balance at the end of the fiscal year at Dec. 31, 2019		548,099	3,924	6,085	9	16	117	177	(396)	640	10,572	2,007	2,500	44,255	500	516,786	[3]	(34,071)	542,549	5,550
Accrual of share-based benefit plans	[1]	541					541				541								541
Repurchase of treasury shares		(550)	(3)	(5)	3	5	0	(550)			(550)								(550)
Settlement of share-based benefit plans	[2]	(178)	5	8	(5)	(8)	(802)	875	(251)		(178)								(178)
As decided by the Shareholders' Meeting on April 30, 2021 for December 31, 2021, April 30, 2020 for December 31, 2020 and April 26, 2019 for December 31, 2019													1,200	(35,321)	50			34,071
Other comprehensive income		206,500														204,517		0	204,517	1,983
Net (loss) profit		(71,017)														0		(69,649)	(69,649)	(1,368)
Balance at the end of the fiscal year at Dec. 31, 2020		683,395	3,926	6,088	7	13	(144)	502	(647)	640	10,385	2,007	3,700	8,934	550	721,303	[4]	(69,649)	677,230	6,165
Accrual of share-based benefit plans	[1]	342					342				342								342
Settlement of share-based benefit plans	[2]	(223)	5	7	(5)	(7)	174	(995)	598		(223)								(223)
As decided by the Shareholders' Meeting on April 30, 2021 for December 31, 2021, April 30, 2020 for December 31, 2020 and April 26, 2019 for December 31, 2019	[5]												(3,700)	(8,934)	(550)			13,184
Other comprehensive income		165,412											0			162,286			162,286	3,126
Net (loss) profit		(808)																257	257	(1,065)
Balance at the end of the fiscal year at Dec. 31, 2021		$ 848,118	$ 3,931	$ 6,095	$ 2	$ 6	$ 372	$ (493)	$ (49)	$ 640	$ 10,504	$ 2,007	$ 0	$ 0	$ 0	$ 883,589	[6]	$ (56,208)	$ 839,892	$ 8,226

[1]	See Note 37.
[2]	Net of employees’ income tax withholdings related to the share-based benefit plans.
[3]	Includes 528,145 corresponding to the effect of the translation of the financial statements of YPF, (29,691) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the dollar and 18,332 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, as detailed in Note 2.b.1).
[4]	Includes 733,492 corresponding to the effect of the translation of the financial statements of YPF, (38,692) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the dollar and 26,503 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, as detailed in Note 2.b.1).
[5]	See Note 30.
[6]	Includes 886,921 corresponding to the effect of the translation of the financial statements of YPF, (46,234) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the dollar and 42,902 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, as detailed in Note 2.b.1).